Description of the Plan	12 Months Ended
Dec. 31, 2025
Metropolitan Commercial Bank 401(k) Plan
Description of the Plan
Description of the Plan

1. Description of the Plan

The following description of the Metropolitan Commercial Bank 401(k) Plan (the Plan) is provided only for general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan, which is sponsored by Metropolitan Commercial Bank (the Company or Employer) covering substantially all employees of the Company. The Plan was effective August 2, 1999, and was recently amended and restated effective May 21, 2021. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

Administration

The Plan is administered by a designated Plan Administrator (the “Administrator”), which has been appointed by the 401(k) Plan Investment Committee of the Employer. The Administrator is responsible for oversight of the Plan. The 401(k) Plan Investment Committee, which has been appointed by the Board of Directors of the Employer, determines the appropriateness of the Plan’s investment offerings, monitors investment performance, and reports to the Plan’s Administrator. Fidelity Management Trust Company (“Fidelity”) serves as the trustee, and Fidelity Workplace Services LLC serves as the recordkeeper of the Plan.

Plan Eligibility

Employees become eligible to participate in the Plan upon completing two months of service. Participation begins on the first day of the month following the date on which the employee satisfies the eligibility requirements.

Participant Accounts

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s voluntary contribution, any Company matching contribution, any discretionary profit-sharing contribution, and Plan earnings, and is charged for withdrawals, administrative expenses, and any allocation of Plan losses. Allocations are based on participant earnings, deferrals, account balances, or specific participant transactions as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Employee Contributions

Participants may contribute on a pre-tax and after-tax basis 1% to 90% of annual compensation subject to annual limitations set forth in Section 402(g) of the Internal Revenue Code (IRC). Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions.

Participants may also contribute amounts representing rollover distributions from other qualified defined benefit or defined contribution plans. Additional voluntary contributions are not permitted.

Newly eligible employees are automatically enrolled in the Plan with a 6% deferral rate unless they affirmatively elect not to participate in the Plan or elect a different deferral percentage and are invested in a designated fund until changed by the participant.

1. Description of the Plan (cont.)

Employer Contributions

The Company may make a discretionary matching contribution. Currently, the Company is matching 50% of the first 6% of a participant’s pre-tax contributions to the Plan. In addition, the Company may make a discretionary profit-sharing contribution allocated as a percentage of a participant’s compensation. No profit-sharing contributions were made for 2025.

Investment Options

The Plan offers investment options through Fidelity, the trustee of the Plan’s assets. All investment options are 100% participant directed. Participants can choose from a wide array of registered investment company options.

On June 1, 2022, the Employer filed a Form S-8, an initial registration statement for Employer securities to be offered to employees pursuant to employee benefit plans.

Effective June 2, 2022, Employer securities were included as a permissible investment option in the Plan. The Plan was amended to allow participants who are invested in Employer securities to elect to receive a distribution from their account in shares of Employer securities instead of cash.

Vesting

Participants are fully vested in their employee contributions, including “rollovers”, plus actual earnings thereon. Vesting in the Company’s contributions and earnings thereon is based on years of service and is determined as follows:

Number of Years of Service	Vested Percentage

0 - 1	0%
1 - 2	33⅓%
2 - 3	66⅔%
3 or more	100%

Forfeitures

Forfeitures of non-vested accounts are used to reduce future Company contributions and/or to pay Plan expenses. For the year ended December 31, 2025, the Plan used $80,479 of accumulated unapplied forfeitures to reduce Company contributions and $19,851 to pay Plan expenses. The unapplied forfeiture balance as of December 31, 2025 and 2024 was $52,041 and $55,301, respectively.

Notes Receivable from Participants

Participants may borrow from their account a minimum of $1,000 up to $50,000 or 50% of their vested account balance, whichever is less. The loans are secured by the balance in the participant’s account and bear interest as determined by the Plan administrator. The interest rate is based on the prevailing interest rate charged by persons in the business of lending money for loans that would be made under similar circumstances. The interest rates on notes receivable from participants range from 4.75% to 10.00% at December 31, 2025. Loan terms range from one to five years or up to 10 years for the purchase of a primary residence.

1. Description of the Plan (cont.)

Loans are not considered distributions and are not subject to federal or state income taxes, provided they are repaid as required. Loans are repaid through payroll deductions and repayment begins the first pay period after disbursement of the loan.

Payment of Benefits

On termination of service due to death, disability, retirement, financial hardship or, in some cases, upon reaching the age of 59½, a participant may elect to receive a lump-sum amount equal to the value of the participant’s vested interest in his/her account. For termination of service for other reasons, a participant may receive the value of the vested interest in his/her account as a lump-sum distribution. Participants with vested account balances of less than $7,000 will be automatically cashed out if terminated. Any distribution greater than $1,000 that is made to a participant without the participant's consent before the participant's normal retirement age will be rolled into an individual retirement plan designated by the Plan administrator.